Operating Leases (Details) - Schedule of Supplemental Disclosure Related To Operating Leases - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	¥ 4,648,690	¥ 5,822,406	¥ 5,068,864
Weighted average remaining lease term of operating leases (years)	3 years 6 months 10 days	1 year 7 months 24 days
Weighted average discount rate of operating leases	6.24%	6.24%